Putnam VT High Yield Fund
The fund's portfolio
3/31/23 (Unaudited)

CORPORATE BONDS AND NOTES (83.9%)(a)
		Principal amount	Value
Advertising and marketing services (0.3%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		$245,000	$219,888
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		250,000	187,500

			407,388
Basic materials (9.7%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		525,000	536,495
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		90,000	81,905
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		470,000	459,143
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		385,000	397,031
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		565,000	484,083
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		220,000	208,450
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		130,000	114,708
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		256,000	254,044
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		325,000	287,268
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		135,000	135,482
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		320,000	278,845
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		365,000	369,019
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		215,000	216,226
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		455,000	392,359
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		165,000	141,937
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		280,000	247,144
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		285,000	271,333
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		170,000	161,444
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	250,275
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		145,000	107,678
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		200,000	199,836
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		425,000	412,253
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		325,000	304,000
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		430,000	373,051
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		315,000	253,575
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		120,000	113,400
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		250,000	213,750
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		215,000	159,100
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		225,000	193,500
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	240,000	148,979
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$245,000	210,662
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		400,000	336,348
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		175,000	161,698
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		400,000	400,000
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		275,000	235,502
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		350,000	294,784
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		215,000	197,541
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		430,000	355,769
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		380,000	281,278
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		330,000	253,307
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		465,000	414,585
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		365,000	302,038
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		405,000	312,213
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		310,000	190,526
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		350,000	293,090
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		380,000	380,266
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		280,000	269,895
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		285,000	285,356
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		330,000	279,675

			13,220,846
Broadcasting (2.3%)
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		490,000	324,068
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		700,000	464,800
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		372,569	271,044
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		160,000	125,546
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		145,000	99,688
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		350,000	272,125
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		330,000	283,450
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		170,000	115,175
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		235,000	222,312
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		340,000	322,388
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		380,000	359,267
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		275,000	249,838

			3,109,701
Building materials (2.1%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		375,000	341,437
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		295,000	251,889
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		100,000	78,500
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		205,000	189,818
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		270,000	229,657
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		250,000	191,333
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		125,000	119,375
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		325,000	269,363
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		170,000	143,650
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	100,000	93,999
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$220,000	176,811
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		210,000	199,441
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		30,000	28,025
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		395,000	343,650
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		235,000	203,853

			2,860,801
Capital goods (8.8%)
Adient Global Holdings, Ltd. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.50%, 8/15/24	EUR	32,880	35,438
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28		$270,000	276,750
Adient Global Holdings, Ltd. 144A sr. unsec. unsub. notes 8.25%, 4/15/31		315,000	323,663
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		515,000	439,388
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		61,000	57,625
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		100,000	97,250
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		225,000	202,157
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		200,000	156,500
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		150,000	148,997
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		200,000	202,466
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		200,000	200,720
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		335,000	346,129
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		45,000	47,475
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		477,000	482,080
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	115,000	118,807
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$165,000	168,342
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		405,000	360,345
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		155,000	163,785
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		250,000	226,250
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		240,000	224,184
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		70,000	63,600
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		305,000	298,218
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		495,000	374,101
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		455,000	403,403
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		90,000	77,850
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		405,000	312,863
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		555,000	410,938
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		130,000	130,488
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		115,000	118,019
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		220,000	230,230
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		270,000	241,086
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		575,000	519,498
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		490,000	485,713
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		690,000	604,530
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		165,000	153,534
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		260,000	254,150
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		275,000	259,301
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		470,000	415,988
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		245,000	217,805
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		280,000	280,255
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		355,000	357,663
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	310,000	303,614
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$675,000	595,590
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		110,000	101,163
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		500,000	513,400

			12,001,351
Commercial and consumer services (2.7%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		305,000	271,996
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		340,000	253,796
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		580,000	476,325
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		235,000	193,557
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		80,000	79,400
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		105,000	83,475
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		355,000	318,655
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		90,000	80,307
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		273,000	259,007
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		515,000	477,457
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		165,000	147,881
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		310,000	289,850
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		200,000	188,400
Sabre GLBL, Inc. 144A company guaranty sr. notes 7.375%, 9/1/25		150,000	134,024
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		475,000	446,500

			3,700,630
Communication services (5.7%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		205,000	166,706
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (France)		345,000	263,925
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (France)		310,000	197,842
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		230,000	175,871
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		400,000	328,620
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		280,000	210,700
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		340,000	278,059
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		565,000	518,811
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		540,000	467,853
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		330,000	269,828
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		300,000	245,778
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		405,000	213,243
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		360,000	326,052
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		160,000	105,600
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		345,000	183,713
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		300,000	223,875
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		165,000	131,653
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		530,000	222,600
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		155,000	140,911
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		570,000	451,725
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		340,000	338,643
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		145,750	139,191
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		295,000	166,439
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		800,000	859,624
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		200,000	211,496
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		230,000	198,407
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		200,000	165,306
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		240,000	192,600
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		420,000	387,496

			7,782,567
Consumer (0.6%)
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		540,000	464,302
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		175,000	140,652
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		240,000	208,289

			813,243
Consumer staples (5.3%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		215,000	184,363
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		445,000	410,802
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		365,000	339,450
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		90,000	84,005
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		215,000	207,923
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		365,000	374,488
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		295,000	279,207
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		330,000	290,232
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		150,000	131,655
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		150,000	123,410
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		500,000	482,500
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		325,000	325,988
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		265,000	257,381
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		270,000	261,886
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		395,000	361,425
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		74,000	70,097
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		145,000	117,997
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		70,000	60,270
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		500,000	464,360
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		235,000	152,750
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		120,000	119,400
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		445,000	467,628
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		175,000	170,600
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		295,000	283,938
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		520,000	345,280
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		300,000	300,657
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		155,000	150,045
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		160,000	140,480
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		240,000	229,294

			7,187,511
Energy (oil field) (0.7%)
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		195,000	188,906
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		280,000	274,226
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		230,000	223,548
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		300,000	286,674

			973,354
Entertainment (1.6%)
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		145,000	100,186
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		380,000	361,950
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		275,000	259,391
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		370,000	320,050
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		205,000	198,338
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		160,000	161,719
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		135,000	125,213
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		100,000	84,750
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		50,000	50,313
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		310,000	329,375
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		120,000	112,266
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		75,000	67,313

			2,170,864
Financials (6.4%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		275,000	247,751
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		390,000	361,725
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		235,000	246,651
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		305,000	249,338
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		140,000	137,246
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		130,000	129,675
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	202,962
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		360,000	207,900
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		150,000	153,000
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		245,000	201,887
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		270,000	251,397
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28		220,000	189,112
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		355,000	301,653
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		231,000	213,386
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		235,000	188,844
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		175,000	134,610
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		100,000	94,325
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		195,000	170,625
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		335,000	329,241
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		100,000	87,128
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		365,000	359,187
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		250,000	234,578
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		165,000	141,900
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		420,000	303,589
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		305,000	240,950
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		328,000	310,029
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		355,000	275,360
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		390,000	334,425
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		160,000	153,806
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		470,000	430,901
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		185,000	155,634
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		160,000	126,706
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		305,000	284,870
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		520,000	452,409
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		120,000	118,410
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		255,000	196,098
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		260,000	187,183
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		300,000	295,500

			8,699,991
Gaming and lottery (3.8%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		155,000	148,661
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		555,000	504,051
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		200,000	203,500
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		205,000	179,273
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		760,000	760,163
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		235,000	209,168
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		375,000	338,503
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		465,000	436,612
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		105,000	97,650
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		205,000	181,154
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		500,000	500,965
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		145,000	143,550
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		360,000	304,020
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		305,000	275,263
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		370,000	349,650
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		140,000	142,100
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		460,000	417,846

			5,192,129
Health care (7.7%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		33,000	32,720
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		435,000	26,100
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		225,000	145,620
Bausch Health Cos., Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28		59,000	43,415
Bausch Health Cos., Inc. 144A company guaranty sub. notes 14.00%, 10/15/30		11,000	6,192
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		280,000	165,200
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		165,000	138,943
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		285,000	267,968
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		160,000	139,600
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		220,000	194,700
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		105,000	101,481
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		35,000	29,606
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		305,000	267,753
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		240,000	148,800
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		200,000	123,818
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		155,000	121,590
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		515,000	486,402
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		650,000	578,948
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		470,000	432,400
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		426,000	284,832
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		440,000	356,778
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		765,000	663,638
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		325,000	281,974
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		105,000	92,724
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		350,000	319,939
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		250,000	214,688
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		345,000	269,154
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		535,000	516,108
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		225,000	191,813
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		175,000	153,685
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		370,000	355,219
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		460,000	450,966
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		230,000	208,083
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		650,000	641,225
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		935,000	935,103
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		270,000	283,500
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	209,500
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		755,000	683,812

			10,563,997
Homebuilding (0.6%)
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		390,000	451,010
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		160,000	119,754
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		125,000	115,385
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		90,000	88,530

			774,679
Lodging/Tourism (1.9%)
Carnival Corp. notes 10.125%, 2/1/26		130,000	148,051
Carnival Corp. 144A notes 10.50%, 2/1/26		290,000	302,157
Carnival Corp. 144A notes 9.875%, 8/1/27		140,000	144,213
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		330,000	270,709
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		435,000	395,850
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		515,000	493,298
Hilton Domestic Operating Co., Inc. 144A company guaranty sr. unsec. notes 3.625%, 2/15/32		160,000	135,000
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		365,000	360,043
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		370,000	353,350

			2,602,671
Oil and gas (11.9%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		190,000	193,466
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		96,000	98,160
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		165,000	139,838
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		535,000	499,184
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		255,000	252,629
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		625,000	587,500
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		585,000	572,318
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		435,000	387,124
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		35,000	28,914
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		175,000	173,332
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		355,000	304,997
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		300,000	274,512
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		485,000	466,077
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		415,000	450,163
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		450,000	393,750
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		940,000	932,950
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		595,000	583,100
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		185,000	193,636
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		35,000	33,186
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		155,000	144,129
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		345,000	327,564
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		135,000	120,569
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		340,000	336,566
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		360,000	336,087
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		290,000	279,125
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		235,000	247,495
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		85,000	88,188
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		890,000	894,806
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		915,000	962,058
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		95,000	95,738
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		260,000	280,098
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		70,000	70,608
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28		55,000	48,846
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		470,000	432,789
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		415,000	393,350
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		555,000	541,991
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		75,000	68,063
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		660,000	584,935
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		145,000	139,295
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		135,000	132,389
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		70,000	66,798
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		285,000	276,335
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		350,000	329,049
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		740,000	697,450
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		240,000	213,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		260,000	237,900
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		190,938	187,119
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		155,000	159,506
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		125,000	127,500
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		235,000	242,708
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		495,000	415,800
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		65,000	65,488
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		130,000	117,260
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		50,000	48,086

			16,273,524
Publishing (1.2%)
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		440,000	425,414
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		435,000	378,450
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		445,000	364,900
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		40,000	37,502
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		460,000	408,825

			1,615,091
Retail (1.3%)
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		35,000	30,660
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		65,000	58,175
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		210,000	187,717
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		275,000	280,649
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		41,000	43,803
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		275,000	268,092
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		150,000	132,044
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		155,000	137,563
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		150,000	105,000
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		265,000	260,127
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		425,000	343,188

			1,847,018
Technology (5.2%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		970,000	810,678
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		165,000	136,125
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		185,000	184,118
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		200,000	196,576
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		460,000	416,010
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		140,000	135,114
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		116,000	109,244
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		365,000	298,972
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		505,000	440,727
Gen Digital Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30		190,000	189,050
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		810,000	724,618
NCR Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		465,000	402,343
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		150,000	150,750
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29		540,000	477,686
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		635,000	500,063
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		375,000	326,250
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		475,000	403,047
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		335,000	288,938
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		1,055,000	913,340

			7,103,649
Textiles (0.7%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		150,000	153,563
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		415,000	355,344
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		590,000	502,975

			1,011,882
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		120,000	119,400
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		245,000	220,126
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		65,000	61,187

			400,713
Transportation (1.5%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		325,000	311,752
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		325,000	319,836
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		415,000	400,251
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		130,000	117,585
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		130,000	124,373
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		770,000	721,737

			1,995,534
Utilities and power (1.6%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		195,000	147,243
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		155,000	140,246
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		460,000	426,705
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		760,000	566,066
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		265,000	212,000
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		115,000	109,895
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		160,000	148,834
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		140,000	123,200
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		135,000	120,853
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		165,000	160,184

			2,155,226

Total corporate bonds and notes (cost $125,928,211)			$114,464,360

SENIOR LOANS (7.3%)(a)(c)
	Principal amount	Value
Basic materials (0.5%)
BWAY Holding Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.777%, 8/15/26	$30,000	$29,711
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.50%), 8.407%, 11/23/27	319,028	281,999
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 10.129%, 2/4/26	151,156	138,560
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 0.00%), 9.157%, 10/15/28	140,000	137,113
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 7.526%, 10/1/25	148,090	146,715

		734,098
Capital goods (0.4%)
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.09%, 4/1/28	161,287	160,683
Filtration Group Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 8.34%, 10/19/28	54,175	53,295
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 9.00%, 6/1/28	407,319	385,426

		599,404
Communication services (0.4%)
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 8.09%, 7/31/27	142,456	130,347
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.84%, 7/22/27	469,096	450,492

		580,839
Consumer cyclicals (2.0%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 7.684%, 4/22/26	317,944	231,304
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 8.557%, 10/19/27	327,688	323,490
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.325%, 8/21/26	305,887	284,221
Entercom Media Corp. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 2.50%), 7.331%, 11/17/24	185,000	117,784
Garda World Security Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.109%, 10/30/26	292,003	288,172
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 8.09%, 5/1/26	205,068	181,165
Mattress Firm, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 9.39%, 9/21/28	239,370	222,973
Michaels Cos., Inc. (The) bank term loan FRN (US SOFR + 4.25%), 9.08%, 4/15/28	109,721	100,457
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 9.735%, 4/11/29	185,000	166,038
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.657%, 1/29/28	488,601	484,531
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 13.188%, 2/28/26	200,000	51,334
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 12/17/26	216,515	190,749
Werner Finco LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.143%, 7/24/24	155,518	144,924

		2,787,142
Consumer staples (0.8%)
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 10.556%, 11/18/29	230,000	197,416
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.134%, 6/21/24	569,593	529,841
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 9.09%, 12/17/28	378,705	317,499

		1,044,756
Energy (0.3%)
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 5/27/28	407,738	404,121

		404,121
Financials (0.3%)
Aretec Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.276%, 3/8/30	145,000	142,373
HUB International, Ltd. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.058%, 4/25/25	228,273	227,500

		369,873
Health care (0.2%)
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 9.236%, 10/2/25	153,788	107,139
One Call Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 5.50%), 10.375%, 4/22/27	195,052	143,851

		250,990
Technology (2.0%)
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 7.75%), 12.59%, 7/31/28	170,000	167,698
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.84%, 12/1/27	347,900	342,191
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.159%, 6/3/28	370,330	336,896
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.09%, 8/31/29	610,000	573,906
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.09%, 11/28/25	171,938	168,607
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.498%, 3/30/29	375,000	340,001
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 10.032%, 5/3/27	215,000	205,433
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.032%, 5/3/26	342,175	332,926
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 8.818%, 4/24/28	228,838	203,094

		2,670,752
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 9.558%, 4/20/28	150,000	152,105
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.568%, 4/21/28	328,300	325,427

		477,532

Total senior loans (cost $10,597,309)		$9,919,507

CONVERTIBLE BONDS AND NOTES (1.9%)(a)
	Principal amount	Value
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25, (Israel)	$225,000	$185,634
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	210,000	162,855
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	125,000	155,033
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	405,000	385,763
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	155,000	134,230
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	101,000	164,869
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	157,000	107,938
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	280,000	202,095
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	301,000	257,205
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	270,000	225,990
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	270,000	208,249
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	280,000	216,860
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	280,000	219,351

Total convertible bonds and notes (cost $2,877,329)		$2,626,072

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
	Shares	Value
Aptiv PLC $5.50 cv. pfd.	1,020	$125,414
Chart Industries, Inc. $3.38	5,389	286,695
KKR & Co., Inc. $3.00 cv. pfd.	2,559	162,087
PG&E Corp. $5.50 cv. pfd.	2,160	306,176

Total convertible preferred stocks (cost $846,271)		$880,372

COMMON STOCKS (0.3%)(a)
	Shares	Value
EQT Corp.	6,835	$218,105
OneMain Holdings, Inc.	4,865	180,394
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	36,615	42,107

Total common stocks (cost $491,882)		$440,606

SHORT-TERM INVESTMENTS (4.4%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.88%(AFF)	5,964,198	$5,964,198

Total short-term investments (cost $5,964,198)		$5,964,198
TOTAL INVESTMENTS

Total investments (cost $146,705,200)		$134,295,115

	FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $1,113,845) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	6/21/23	$105,985	$103,820	$(2,165)
	Morgan Stanley & Co. International PLC
		Euro	Sell	6/21/23	358,367	350,992	(7,375)
	State Street Bank and Trust Co.
		Euro	Sell	6/21/23	551,494	540,073	(11,421)
	UBS AG
		Euro	Sell	6/21/23	121,453	118,960	(2,493)

	Unrealized appreciation						—

	Unrealized (depreciation)						(23,454)

	Total						$(23,454)
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes of the fund's portfolio
Unless noted otherwise, the notes of the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2023 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $136,359,837.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/23
Short-term investments
	Putnam Short Term Investment Fund*	$6,780,708	$13,897,386	$14,713,896	$80,774	$5,964,198

	Total Short-term investments	$6,780,708	$13,897,386	$14,713,896	$80,774	$5,964,198
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $23,454 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$218,105	$—	$—
Financials	180,394	—	—
Utilities and power	—	42,107	—

Total common stocks	398,499	42,107	—
Convertible bonds and notes	—	2,626,072	—
Convertible preferred stocks	—	880,372	—
Corporate bonds and notes	—	114,464,360	—
Senior loans	—	9,919,507	—
Short-term investments	—	5,964,198	—

Totals by level	$398,499	$133,896,616	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(23,454)	$—

Totals by level	$—	$(23,454)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$1,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com